Equity - Summary of Classes of Share Capital - Preferred Shares (Parenthetical) (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Aggregate redemption price			$ 500
Preferred shares [member] | Preferred shares class A series S [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed		5.4
Redemption price per share		$ 25
Aggregate redemption price		$ 135
Preferred shares [member] | Preferred shares class A series T [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed		4.6
Redemption price per share		$ 25
Aggregate redemption price		$ 115
Preferred shares [member] | Preferred shares class A series Y [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed	5.5
Redemption price per share	$ 25		$ 25
Aggregate redemption price	$ 137
Preferred shares [member] | Issued capital [member] | Preferred shares class A series Z [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed	4.5
Redemption price per share	$ 25		$ 25
Aggregate redemption price	$ 113
Non viability contingent capital series one [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100.0		100.0
Non viability contingent capital series three [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100.0		100.0
Non viability contingent capital series five [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	100.0		100.0
Non viability contingent capital series seven [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70.0		70.0
Non viability contingent capital series nine [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	40.0		40.0
Non viability contingent capital series eleven [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	30.0		30.0
Non viability contingent capital series twelve [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	140.0		140.0
Non viability contingent capital series fourteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	200.0		200.0
Non viability contingent capital series sixteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70.0		70.0
Non Viability Contingent Capital Series Eighteen [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	70.0		70.0
Non Viability Contingent Capital Series Twenty [member]
Disclosure of classes of share capital [line items]
Maximum number of common shares that could be issued if a NVCC conversion were to occur in accordance with the NVCC Provisions	80.0		80.0